UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05502
Comstock Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: April 30
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Comstock Capital Value Fund
Schedule of Investments — July 31, 2010 (Unaudited)

Principal		Market
Amount		Value
U.S. GOVERNMENT OBLIGATIONS — 95.6%
$181,958,000	U.S. Treasury Bills, 0.051% to 0.234%†, 08/05/10 to 01/20/11 (a)(b)	$181,916,114

Number of		Expiration Date/
Contracts		Exercise Price
PUT OPTIONS PURCHASED†† — 4.4%
100	S & P 500 Index	Sep. 10/950	55,500
400	S & P 500 Index	Sep. 10/975	308,800
135	S & P 500 Index	Dec. 10/950	368,550
100	S & P 500 Index	Dec. 10/1000	340,000
280	S & P 500 Index	Dec. 10/1025	1,181,600
300	S & P 500 Index	Dec. 10/1050	1,449,000
275	S & P 500 Index	Dec. 10/1075	1,490,500
300	S & P 500 Index	Mar. 11/925	1,140,000
250	S & P 500 Index	Mar. 11/975	1,200,000
160	S & P 500 Index	Mar. 11/1000	889,600

TOTAL PUT OPTIONS PURCHASED			8,423,550

TOTAL INVESTMENTS — 100.0% (Cost $194,896,948)			$190,339,664

	Aggregate tax cost		$194,899,491

	Gross unrealized appreciation		$748,016
	Gross unrealized depreciation		(5,307,843)

	Net unrealized appreciation/depreciation		$(4,559,827)

			Market
Shares			Value
COMMON STOCKS SOLD SHORT — (30.3)%

	Auto and Trucks — (1.2)%
64,000	Oshkosh Corp.		$2,200,320

	Business Services — (3.0)%
18,000	Alliance Data Systems Corp.		1,034,640
39,000	Automatic Data Processing Inc.		1,609,530
56,000	Paychex Inc.		1,455,440
100,000	R. R. Donnelley & Sons Co.		1,687,000

			5,786,610

	Computer Software and Services — (5.6)%
44,000	Accenture plc, Cl. A		1,744,160
31,000	Adobe Systems Inc.		890,320
70,000	Blue Coat Systems Inc.		1,533,000
50,000	BMC Software Inc.		1,779,000
22,000	Computer Sciences Corp.		997,260
100,000	eBay Inc.		2,091,000
28,000	Research In Motion Ltd.		1,610,840

			10,645,580

	Diversified Industrial — (0.4)%
26,000	Owens-Illinois, Inc.		718,900

	Electronics — (0.6)%
50,000	Synopsys Inc.		1,092,000

	Energy and Utilities — (2.7)%
60,000	Cabot Oil & Gas Corp.		1,828,200
26,000	National Oilwell Varco Inc.		1,018,160
30,000	Noble Corp.		975,000
36,000	Range Resources Corp.		1,336,320

			5,157,680

	Entertainment — (0.4)%
25,000	Penn National Gaming Inc.		684,750

	Exchange Traded Funds — (1.5)%
25,000	iShares FTSE/Xinhua China 25 Index Fund		1,032,500
27,000	iShares MSCI Brazil Index Fund		1,900,260

			2,932,760

	Financial Services — (4.6)%
40,000	BB&T Corp.		993,200
25,000	Credit Suisse Group AG, ADR		1,134,250
19,000	Deutsche Bank AG		1,334,560
21,000	HSBC Holdings plc, ADR		1,072,680
22,000	Hudson City Bancorp Inc.		273,240
25,000	JPMorgan Chase & Co.		1,007,000
34,000	Morgan Stanley		917,660
7,000	The Goldman Sachs Group Inc.		1,055,740
38,000	Wells Fargo & Co.		1,053,740

			8,842,070

	Health Care — (2.2)%
83,000	WellCare Health Plans Inc.		2,140,570
37,000	Zimmer Holdings Inc.		1,960,630

			4,101,200

	Machinery — (1.1)%
35,000	Bucyrus International Inc.		2,177,700

	Media — (0.5)%
29,000	The McGraw-Hill Companies Inc.		890,010

	Metals and Mining — (1.2)%
16,000	Freeport-McMoRan Copper & Gold Inc.		1,144,640
39,000	Southern Copper Corp.		1,224,990

			2,369,630

	Real Estate Investment Trusts — (2.2)%
30,000	Liberty Property Trust		951,000
32,000	Mack-Cali Realty Corp.		1,031,040
37,000	SL Green Realty Corp.		2,228,880

			4,210,920

	Retail — (1.4)%
20,000	Kohl’s Corp.		953,800
80,000	Staples Inc.		1,626,400

			2,580,200

	Telecommunications — (1.0)%
24,000	Nokia Oyj, ADR		228,240
49,000	SBA Communications Corp., Cl. A		1,772,820

			2,001,060

	Transportation — (0.7)%
31,000	Ryder System Inc.		1,353,770

TOTAL COMMON STOCKS SOLD SHORT (Total Proceeds $57,586,027)			$57,745,160

	Aggregate proceeds		$57,586,027

	Gross unrealized appreciation		$2,223,002
	Gross unrealized depreciation		(2,382,135)

	Net unrealized appreciation/depreciation		$(159,133)

See accompanying notes to schedule of investments.

1

Comstock Capital Value Fund
Schedule of Investments — July 31, 2010 (Unaudited)

Number of		Expiration	Unrealized
Contracts		Date	Depreciation
FUTURES CONTRACTS — SHORT POSITION — (1.5)%
1,355	S & P 500 Index Futures (E-Mini)	09/17/10	$(2,856,321)

(a)	At July 31, 2010, $22,930,000 of the principal amount was pledged as collateral for securities sold short. $57,586,027 of the proceeds from common stocks sold short was also pledged as collateral.

(b)	At July 31, 2010, $6,500,000 of the principal amount was pledged as collateral for futures contracts.

†	Represents annualized yield at date of purchase.

††	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

2

Comstock Capital Value Fund
Notes to Schedule of Investments (Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (the “SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Comstock Capital Value Fund’s (the “Fund”) financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2010 is as follows:

	Valuation Inputs
		Level 2
		Other
		Significant	Total
	Level 1	Observable	Market Value
	Quoted Prices	Inputs	at 7/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
U.S. Government Obligations	—	$181,916,114	$181,916,114
Put Options Purchased	—	8,423,550	8,423,550

TOTAL INVESTMENTS IN SECURITIES - ASSETS	—	$190,339,664	$190,339,664

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(57,745,160)	—	$(57,745,160)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(57,745,160)	—	$(57,745,160)

OTHER FINANCIAL INSTRUMENTS:
(Unrealized Depreciation):
EQUITY CONTRACTS:
Futures Contracts Sold (b)	$(2,856,321)	—	$(2,856,321)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,856,321)	—	$(2,856,321)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at July 31, 2010 or April 30, 2010.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there was no impact as of July 31, 2010.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at July 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased that were held at July 31, 2010 are presented within the Schedule of Investments.
The Fund’s volume of activity in index put options purchased during the quarter ended July 31, 2010 had an average monthly cost amount of approximately $10,832,654.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and included in unrealized appreciation/depreciation on futures. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts that were held at July 31, 2010 are presented within the Schedule of Investments.
The Fund’s volume of activity in index futures contracts sold during the period ended July 31, 2010 had an average monthly notional value of approximately $59,889,094.

     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended July 31, 2010, the Fund had no investments in forward foreign exchange contracts.
The following is a table summarizing the net unrealized depreciation of derivatives held at July 31, 2010 by primary risk exposure:

Total Net
Unrealized
Appreciation/
Depreciation at
Liability Derivatives:	July 31, 2010

Equity Contracts	$5,567,229
3. Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at July 31, 2010 are reported within the Schedule of Investments.
4. Tax Information. At April 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $72,486,818, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; $4,484,299 is available through 2016; and $12,025,747 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended April 30, 2010, the Fund deferred capital losses of $18,645,905.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/28/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date	9/28/10

*	Print the name and title of each signing officer under his or her signature.